Quarterly Holdings Report
for

Fidelity® Series Government Bond Index Fund

May 31, 2019

XGB-QTLY-0719
1.9891228.100

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.1%
	Principal Amount	Value
U.S. Government Agency Obligations - 1.6%
Fannie Mae:
1.25% 8/17/21	$181,000	$178,233
1.875% 9/24/26	663,000	649,793
2% 10/5/22	5,000	5,009
2.125% 4/24/26	6,000	5,983
5.625% 7/15/37	58,000	81,577
6.25% 5/15/29	71,000	95,215
7.125% 1/15/30	6,000	8,628
Freddie Mac:
2.75% 6/19/23	11,000	11,325
6.25% 7/15/32	585,000	830,293
6.75% 9/15/29	5,000	6,965
		1,873,021
U.S. Treasury Obligations - 96.5%
U.S. Treasury Bonds:
2.5% 2/15/45	10,000	9,880
2.75% 8/15/47	43,000	44,505
2.875% 5/15/43	10,000	10,598
2.875% 8/15/45	66,000	69,973
3% 5/15/42	158,000	171,368
3% 11/15/44	135,000	146,264
3% 11/15/45	70,000	75,977
3% 2/15/47	175,000	190,271
3% 5/15/47	808,000	877,532
3% 2/15/48	121,000	131,342
3% 8/15/48	36,000	39,123
3% 2/15/49	351,000	382,151
3.125% 2/15/43	137,000	151,348
3.125% 8/15/44	233,000	257,711
3.125% 5/15/48	198,000	220,136
3.375% 11/15/48	4,874,000	5,687,349
3.625% 8/15/43	81,000	96,922
3.75% 8/15/41	61,000	74,158
3.75% 11/15/43	7,682,000	9,372,940
3.875% 8/15/40	2,414,000	2,984,025
4.25% 11/15/40	92,000	119,578
4.625% 2/15/40	30,000	40,787
4.75% 2/15/41	12,000	16,632
5% 5/15/37	13,000	18,130
5.25% 11/15/28	5,000	6,330
U.S. Treasury Notes:
1.375% 4/30/21	171,000	169,130
1.5% 8/15/26	192,000	185,055
1.625% 2/15/26	10,000	9,753
1.625% 5/15/26	222,000	216,199
1.75% 11/30/21	72,000	71,710
1.75% 6/30/22	207,000	206,183
2% 11/15/21	223,000	223,497
2% 7/31/22	198,000	198,634
2% 10/31/22	200,000	200,625
2% 11/30/22	242,000	242,756
2% 5/31/24	742,000	744,811
2% 2/15/25	56,000	56,061
2% 8/15/25	204,000	203,968
2% 11/15/26	10,000	9,967
2.125% 5/15/22	655,000	659,452
2.125% 12/31/22	69,000	69,531
2.125% 3/31/24	2,417,000	2,438,054
2.25% 3/31/21	15,000,000	15,072,071
2.25% 4/15/22	627,000	633,197
2.25% 4/30/24	495,000	502,386
2.25% 11/15/24	196,000	198,802
2.25% 12/31/24	24,000	24,353
2.25% 2/15/27	3,500,000	3,547,852
2.25% 8/15/27	96,000	97,193
2.25% 11/15/27	202,000	204,375
2.375% 4/15/21	10,000	10,073
2.375% 3/15/22	1,508,000	1,527,969
2.375% 1/31/23	92,000	93,506
2.375% 2/29/24	6,467,000	6,599,624
2.375% 8/15/24	200,000	204,125
2.375% 4/30/26	19,000	19,431
2.375% 5/15/27	80,000	81,803
2.5% 6/30/20	9,036,000	9,062,826
2.5% 12/31/20	235,000	236,698
2.5% 1/31/21	311,000	313,454
2.5% 1/15/22	191,000	193,843
2.5% 2/15/22	13,795,000	14,012,164
2.5% 3/31/23	67,000	68,455
2.5% 1/31/24	179,000	183,524
2.5% 5/15/24	200,000	205,258
2.5% 2/28/26	1,602,000	1,650,310
2.625% 8/31/20	313,000	314,834
2.625% 11/15/20	221,000	222,796
2.625% 12/15/21	259,000	263,684
2.625% 2/28/23	122,000	125,117
2.625% 6/30/23	9,303,000	9,561,013
2.625% 12/31/23	223,000	229,734
2.625% 12/31/25	39,000	40,458
2.625% 2/15/29	2,199,000	2,292,543
2.75% 9/30/20	315,000	317,646
2.75% 11/30/20	25,000	25,254
2.75% 8/15/21	31,000	31,545
2.75% 9/15/21	58,000	59,094
2.75% 5/31/23	237,000	244,545
2.75% 7/31/23	425,000	439,012
2.75% 8/31/23	23,000	23,774
2.75% 11/15/23	202,000	208,999
2.75% 2/28/25	40,000	41,675
2.75% 8/31/25	17,000	17,742
2.75% 2/15/28	20,000	21,020
2.875% 10/31/20	102,000	103,112
2.875% 10/15/21	348,000	355,653
2.875% 11/15/21	399,000	408,087
2.875% 9/30/23	17,000	17,666
2.875% 10/31/23	36,000	37,432
2.875% 11/30/23	1,869,000	1,945,366
2.875% 5/31/25	412,000	432,536
2.875% 7/31/25	3,989,000	4,191,099
2.875% 11/30/25	12,000	12,627
2.875% 5/15/28	99,000	105,114
2.875% 8/15/28	2,923,000	3,105,802
3% 9/30/25	29,000	30,706
3% 10/31/25	6,120,000	6,482,897
3.125% 11/15/28	241,000	261,419
3.625% 2/15/21	218,000	223,867
		114,037,576
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $113,389,663)		115,910,597
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 2.41% (a)
(Cost $3,084,908)	3,084,292	3,084,909
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $116,474,571)		118,995,506
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(860,751)
NET ASSETS - 100%		$118,134,755

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,865
Total	$13,865

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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